Commitments and Contingencies (Tables)	9 Months Ended
Sep. 30, 2025
Commitments and Contingencies [Abstract]
Schedule of Future Minimum Lease Payments

The total future minimum lease payments of property management fee and short-term lease under the non-cancellable operating lease with respect to the office as of September 30, 2025 are payable as follows:

Lease Commitment
Within 1 year	81
Total	81